DEPOSIT	6 Months Ended
Jun. 30, 2014
DEPOSIT
DEPOSIT

NOTE 3 – DEPOSIT

On March 20, 2014, the Company signed an agreement with a third party to purchase machinery. In accordance with the agreement, the Company will be paying agreed amounts over a specified period starting from March 2014 to January 2015, totaling to $320,000.  As of June 30, 2014, the Company has paid $40,000 to the third party and is reflected a deposit in the Company’s balance sheet at June 30, 2014.